Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements [Line Items]
Restructuring reserves	$ 75.8	$ 32.3	$ 48.6	$ 100.3
Carrying value of machinery and equipment			1.0
Fair value written down			0
Asset impairment charges	0	0	1.0
Fair Value
Fair Value Measurements [Line Items]
Restructuring reserves	$ 75.8	$ 32.3